Commitments and Contingent Liabilities - Summary of Potential Future Lease Commitments and Other Commitments Fall Due (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Lease And Other Commitments [Line Items]
Leases	€ 223	€ 174	[1]
Other commitments	1,498	1,910
Within 1 year [Member]
Disclosure Of Lease And Other Commitments [Line Items]
Leases	69	65	[1]
Other commitments	791	1,099
Later than 1 year but not later than 5 years [Member]
Disclosure Of Lease And Other Commitments [Line Items]
Leases	111	89	[1]
Other commitments	684	780
Later than 5 years [Member]
Disclosure Of Lease And Other Commitments [Line Items]
Leases	43	20	[1]
Other commitments	€ 23	€ 31

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.